Non-Current Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2022
NON-CURRENT ASSETS HELD FOR SALE
Non-Current Assets or Disposal Groups Classified as Held For Sale

ASSETS	01-01-2022	Reclassification to / from current and non-current assets	Impairment	Dispositions and changes in the scope of consolidation	Other movements	12-31-2022

Current assets
Cash and cash equivalents	-	119,634	-	(122,866)	3,232	-
Other current non-financial assets	-	633,263	-	(1,611,053)	977,790	-
Trade and other receivables, current	-	40,681,609	-	(55,141,056)	14,459,447	-
Inventories	-	3,022	-	(4,311)	1,289	-
Current tax assets	-	15,212,532	-	(42,905)	(15,169,627)	-
Total current assets	-	56,650,060	-	(56,922,191)	272,131	-

Non-current assets
Trade and other non-current receivables	-	535,508	-	(476,595)	(58,913)	-
Intangible assets other than goodwill	-	18,585,149	-	(19,296,314)	711,165	-
Goodwill	-	37,912,005	-	(37,912,005)	-	-
Property, plant, and equipment	-	338,640,267	(2,286,438)	(316,882,166)	9,129,970	28,601,633
Right-of-use assets	-	1,130,769	-	(1,164,229)	33,460	-
Total non-current assets	-	396,803,698	(2,286,438)	(375,731,309)	9,815,682	28,601,633

Total assets	-	453,453,758	(2,286,438)	(432,653,500)	10,087,813	28,601,633

Liabilities	01-01-2022	Reclassification to / from current and non-current assets	Impairment	Dispositions and changes in the scope of consolidation	Other movements	12-31-2022

Current liabilities
Other current financial liabilities	-	304,170	-	(199,032)	(105,138)	-
Trade and other payables, current	-	4,557,459	-	(5,058,696)	501,237	-
Current accounts payable to related parties	-	1,352,928	-	(1,222,022)	(130,906)	-
Other current provisions	-	35,777	-	-	(35,777)	-
Current tax liabilities		-	-	(10,494,732)	10,494,732	-
Other current non-financial liabilities	-	3,546,211	-	(2,617,809)	(928,402)	-
Total current liabilities	-	9,796,545	-	(19,592,291)	9,795,746	-

Non-current liabilities
Other non-current financial liabilities	-	1,001,937	-	(1,146,536)	144,599	-
Other long-term provisions	-	987,536	-	(1,487,899)	500,363	-
Deferred tax liabilities	-	16,522,780	-	(4,676,249)	(11,846,531)	-
Non-current provisions for employee benefits	-	1,440,044	-	(1,208,970)	(231,074)	-
Total non-current liabilities	-	19,952,297	-	(8,519,654)	(11,432,643)	-

Total liabilities	-	29,748,842	-	(28,111,945)	(1,636,897)	-

Net assets and liabilities value	-	423,704,916	(2,286,438)	(404,541,555)	11,724,710	28,601,633